STOCK BASED COMPENSATION EXPENSE - RSUs subject to time-based vesting (Details) - Time-based restricted stock units (RSUs) - 2024 Plan	9 Months Ended
Sep. 30, 2025 $ / shares shares
Number of Shares
Granted | shares	1,528,030
Vested | shares	(173,781)
Forfeited | shares	(38,819)
Non-vested | shares	1,315,430
Weighted Average Grant Date Fair Value
Granted | $ / shares	$ 7.18
Vested | $ / shares	7.46
Forfeited | $ / shares	7.46
Non-vested | $ / shares	$ 7.13